Operating Expenses, Compensation of Executives and Directors (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation of Directors and Executives [Abstract]
Cash compensation		$ 5,050	$ 3,897	$ 3,518
Pension cost		219	206	36
Share compensation	[1]	3,508	4,364	2,003
Total remuneration		$ 8,776	$ 8,466	$ 5,556

[1]	Share compensation reflects the expense recognized.